NOTES PAYABLE	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTES PAYABLE

5.  NOTE PAYABLE

Notes payable as of May 31, 2021 are as follows:

May 31, 2021
Notes payable- PPP loan	$13,356
Ally Financial Inc.- vehicle	36,723
Shopify Capital Loan Agreement- sales financing	(46,309)
Secured convertible note payable	515,781
Unsecrured conterible notes payable	162,842
E-Waste Corp Note Payable	2,003,371
6% Prommisory Note payable	251,083
Total	2,936,847
Less long term notes payable	(30,574)
Long term debt- current portion	$2,906,273

On May 13, 2020, the Company received $13,215 under the Paycheck Protection Program of the U.S. Small Business Administration’s (SBA) 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). The Note Payable included interest at 1% was due April 17, 2022. The Company used the funds in accordance with the legal requirements and the SBA has lost the note payable. The Company accrued interest of $141 as of May 31, 2021.

On January 10, 2020, the Company entered into a loan agreement with Allied Financial Inc. for $46,888. The sixty month loan requires monthly payments of $913 and accrues interest at 6.2%.

During the year ended December 21, 2020, the Company applied for and received the loans totaling $39,550 from Shopify Capital Inc. The loans are used to finance sales and are collateralized by accounts receivable and all accounts of the Company. Interest accrued at 17% and the loans required payments from sales. During the three months ended May 31, 2021, the Company repaid $15,500 and is owed $46,309 as of May 31, 2021.

On January 8, 2021, the Company entered into a secured convertible note in the amount of $500,000 from one investor. The note accrues interest at 8% per annum and is convertible at a 35% discount to the price per share to be offered to investors in the subsequent financing to complete the acquisition of D.S Raider. This secured convertible note is secured by a first priority interest on all the assets of EZ Raider LLC. The note remains outstanding following the Share Exchange Agreement and the Reverse Merger (as defined below) and is secured by a first priority interest on all assets of the Company. The Company accrued interest of $15,781 as of May 31, 2021.

Between January 18, 2021 and January 25, 2021, the Company entered into two unsecured convertible notes for an aggregate amount of $160,000 from two investors ($60,000 and $100,000 respectively). The notes accrue interest at 5% per annum and are convertible at a 35% discount to price of financing used to complete the acquisition of D.S Raider. The Company accrued interest of $2,842 as of May 31, 2021. On July 11, 2021, upon the closing of the Share Exchange, these two convertible notes were assigned to EZ Global. As described below, on September 1, 2021, the total principal amount and accrued interest on each respective convertible note was converted into shares of EZ Global’s common stock pursuant to the Debt Settlement Agreement between EZ Global and each noteholder.

On March 12, 2020, the Company issued a promissory note in the original principal amount of $200,000 with interest accruing at six percent per annum (the “6% Note”) with a maturity date of March 16, 2021. In consideration for the Note the Company issued a private investor or the holder a five percent equity interest in the Company, an option to acquire an additional fifteen percent equity in the Company if the holder met certain sales goals (“Supplemental Incentive Interests”), and a personal guarantee for a minimum of $100,000 of the Note by the Company’s majority member and manager. The terms of the 6% Note provided that the Company shall pay the holder interest only payments of $1,800 for the first three months, and thereafter shall pay $11,800 per month for months four to six, and $30,034 per month thereafter until maturity. As of May 31, 2021, the Company owed $251,083 under the 6% Note.

On May 26, 2021, EZRaider Co, known at that time as E-Waste Corp. (“Pubco” or “Parent”) loaned to the Company and EZ Global $2,000,000 in principal amount (the “Loan”). The proceeds of the Loan were being used by the Company and EZ Global to negotiate the terms of the proposed Acquisition of D. S Raider and related transactions. On July 19, 2021, E-Waste as lender and EZ Raider and EZ Global as Borrowers entered into the Loan Agreement and Pledge and Security Agreement with respect to the Loan. Pursuant to the terms of the Loan Agreement, EZ Global and EZ Raider LLC issued to Pubco a secured promissory note in the principal amount of $2,000,000 (the “Note”) with the interest at a rate of 5% per annum. The terms of the Note provided that the outstanding principal, plus any accrued and unpaid interest thereon, is due and payable November 26, 2021, provided however that if the proposed Reverse Merger is consummated prior to the Note’s maturity date, the outstanding principal and any accrued and unpaid interest thereon, shall be forgiven and the Note shall be canceled. The Borrowers agreed not to incur any debt ranking senior to or pari passu with the amount due under the Note, other than (a) indebtedness in connection with the contemplated Merger, (b) indebtedness incurred in the ordinary course of Borrowers’ business up to $5,000, and (c) the obligations of EZ Raider LLC is secured by a first priority interest on all the assets of EZ Raider to an investor pursuant to an outstanding convertible note in the principal amount of $500,000. Pursuant to the terms of the Pledge and Security Agreement Moshe Azarzar, a principal of EZ Raider and EZ Global, granted Pubco a first priority security interest in all of the shares he owned in each of EZ Raider and EZ Global. The Company accrued interest of $3,371 as of May 31, 2021. On September 14, upon the closing of the Reverse Merger, the Note, the Loan Agreement and the Pledge and Securities Agreement were cancelled, and the Note was deemed to be forgiven.

4.  NOTES PAYABLE

Notes payable as of December 31, 2020 and 2019 are as follows:

	December 31,	December 31,
Notes payable-	2020	2019
Private investor	$238,900	$—
PPP loan	13,300	—
Ally Financial. Inc.- vehicle	39,356	—
Shopify Capital Loan Agreement- sales financing	13,213	—
Total	304,769	—
Less long term notes payable	(30,574)	—
Long term debt- current portion	$274,195	$—

On March 12, 2020, the Company issued a promissory note in the original principal amount of $200,000.00 with interest accruing at six percent per annum (the “6% Note”) and having a maturity date of March 16, 2021. In consideration for the Note the Company issued a private investor or the holder a five percent equity interest in the Company, an option to acquire an additional fifteen percent equity in the Company if the holder met certain sales goals (“Supplemental Incentive Interests”), and a personal guarantee for a minimum of $100,000 of the Note by the Company’s majority member and manager. Pursuant to the 6% Note, the Company shall pay the holder interest only payments of $1,800 for the first three months, and thereafter shall pay $11,800 per month for months four to six, and $30,034 per month thereafter until maturity. As of December 31, 2020, the Company owes $238,900.

On May 13, 2020, the Company received $13,215 under the Paycheck Protection Program of the U.S. Small Business Administration’s (SBA) 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). The Note Payable included interest at 1% was due April 17, 2022. The Company used the funds in accordance with the legal requirements and the SBA has lost the note payable. The Company accrued $85 as of December 31, 2020.

On January 10, 2020, the Company entered into a loan agreement with Allied Financial Inc. for $46,888. The sixty month loan requires monthly payments of $913 and accrues interest at 6.2%.

During the year ended December 21, 2020, the Company applied for and received the loans totaling $39,550 from Shopify Capital Inc. The loans are used to finance sales and are collateralized by accounts receivable and all accounts of the Company. Interest accrued at 17% and the loans required payments from sales. During the year ended December 31, 2020, the Company repaid $26,336 and owes $13,213 as of December 31, 2020.